OTHER INTANGIBLE ASSETS, NET - Schedule of Definite-Lived Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,016,340	$ 998,750
Accumulated amortization	806,735	703,372
Other intangible assets, net	209,605	295,378
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	674,729	665,555
Accumulated amortization	503,421	428,880
Customer relationships, backlog and distribution network
Finite-Lived Intangible Assets [Line Items]
Original amounts	296,712	288,755
Accumulated amortization	270,280	246,609
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	44,899	44,440
Accumulated amortization	$ 33,034	$ 27,883